Related Party Transactions - Transactions and balances with Golar Partners and Subsidiaries (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Related Party Transaction [Line Items]
Total operating revenues	$ 309,702	$ 248,665
Due from (to) related party	0		$ 43,985
Golar LNG Partners
Related Party Transaction [Line Items]
Total	10,540	4,898
Due from (to) related party	(5,828)		1,256
Golar LNG Partners | Management and administrative services revenue
Related Party Transaction [Line Items]
Total operating revenues	7,195	5,777
Golar LNG Partners | Ship management fees income
Related Party Transaction [Line Items]
Total operating revenues	3,345	3,900
Golar LNG Partners | Interest expense on deposits payable
Related Party Transaction [Line Items]
Interest expense on deposits payable	0	$ (4,779)
Golar LNG Partners | Trading balances due to Golar Power and affiliates
Related Party Transaction [Line Items]
Due from (to) related party	(3,442)		4,091
Golar LNG Partners | Methane Princess security lease deposit movement
Related Party Transaction [Line Items]
Due from (to) related party	$ (2,386)		$ (2,835)